Investment in subsidiaries	12 Months Ended
Dec. 31, 2021
Investment in subsidiaries [Abstract]
Investment in subsidiaries
26. Investment in subsidiaries

List of subsidiary companies:

Subsidiary	Ownership	Activities	Company number	Incorporation	2021 % holding	2020 % holding
Amryt Pharma Holdings Limited	Direct	Holding company and management services	5316808	UK	100	100
Amryt Pharmaceuticals Designated Activity Company	Indirect	Product Sales and management services	566448	Ireland	100	100
Amryt Research Limited	Indirect	Pharmaceuticals R&D	571411	Ireland	100	100
Amryt Endocrinology Limited	Indirect	Pharmaceuticals R&D	572984	Ireland	100	100
Amryt Lipidology Limited	Indirect	Licensee for Lojuxta	593833	Ireland	100	100
Amryt Genetics Limited	Indirect	Pharmaceutical R&D	622577	Ireland	100	100
Amryt Pharma (UK) Limited	Indirect	Management services	10463152	UK	100	100
Amryt Pharma Italy SRL	Indirect	Management services	2109476	Italy	100	100
Amryt Pharma Spain S.L.	Indirect	Management services	B67130567	Spain	100	100
Amryt GmbH	Indirect	Product Sales and Pharmaceuticals R&D	HRB 711487	Germany	100	100
SomPharmaceuticals SA	Indirect	Pharmaceuticals R&D and management services	CHE-435.396.568	Switzerland	100	100
Cala Medical Limited	Indirect	Pharmaceuticals R&D	598486	Ireland	100	100
Amryt Distribution Limited	Indirect	Dormant	667507	Ireland	100	100
Amryt Pharmaceuticals Inc.	Indirect	Product Sales Management services	3922075	USA	100	100
Amryt Endo, Inc. (formerly Chiasma, Inc.)	Indirect	Product Sales Management services	3380352	USA	100	—
Chiasma Securities Corp	Indirect	Holding company	001194998	USA	100	—
Chiasma (Israel) Limited	Indirect	Management services	513104026	Israel	100	—
Aegerion International Limited	Indirect	Holding company	52048	Bermuda	100	100
Aegerion Pharmaceuticals Holdings, Inc.	Indirect	Holding company	5213687	USA	100	100
Aegerion Argentina S.R.L.	Indirect	Management services	901-709682-0	Argentina	100	100
Aegerion Pharmaceuticals (Canada) Limited	Indirect	Management services	85134 5132 RT0001	Canada	100	100
Amryt Colombia S.A.S.	Indirect	Management services	R048196625	Colombia	100	100
Amryt Brasil Comercio E Importacao De Medicamentos LTDA (formerly Aegerion Brasil Comercio E Importacao De Medicamentos LTDA)	Indirect	Management services	3522602510-1	Brazil	100	100
Aegerion Pharmaceuticals Limited	Indirect	Management services	46134	Bermuda	100	100
Aegerion Pharmaceuticals Limited	Indirect	Management services	8114919	UK	100	100
Amryt Pharmaceuticals SAS	Indirect	Management services	534 195 59900012	France	100	100
Aegerion Pharmaceuticals Srl	Indirect	Management services	1166250	Italy	100	100
Amryt Pharma GmbH	Indirect	Management services	HRB 95895	Germany	100	100
Amryt Turkey İlaç Ticaret Limited Şirketi (formerly Aegerion İlaç Ticaret Limited Şirketi)	Indirect	Management services	907292	Turkey	100	100
Aegerion Pharmaceuticals SARL	Indirect	Management services	CHE-497.494.599	Switzerland	100	100
Aegerion Pharmaceuticals B.V.	Indirect	Management services	69859647	Netherlands	100	100
Aegerion Pharmaceuticals Spain, S.L.	Indirect	Management services	B88019161	Spain	100	100

List of registered offices:

Company	Registered Office Address
Amryt Pharma Holdings Limited	C/O Corporation Service Company (Uk) Limited, 5 Churchill Place, 10th Floor, London, United Kingdom, E14 5HU
Amryt Pharmaceuticals Designated Activity Company	45 Mespil road, Dublin 4
Amryt Research Limited	45 Mespil road, Dublin 4
Amryt Endocrinology Limited	45 Mespil road, Dublin 4
Amryt Lipidology Limited	45 Mespil road, Dublin 4
Amryt Genetics Limited	45 Mespil road, Dublin 4
Amryt Pharma (UK) Limited	C/O Corporation Service Company (Uk) Limited, 5 Churchill Place, 10th Floor, London, United Kingdom, E14 5HU
Amryt Pharma Italy SRL	Milano (MI)-Via Dell'Annunciata 23/4
Amryt Pharma Spain S.L.	Barcelona, calle Diputacio, number 260
Amryt GmbH	Streiflingsweg 11, 75223 Niefern-Öschelbronn
SomPharmaceuticals SA	Bahnofstrasse 21, 6300 Zug
Cala Medical Limited	45 Mespil road, Dublin 4
Amryt Distribution Limited	45 Mespil road, Dublin 4
Amryt Pharmaceuticals Inc.	2711 Centerville Road, Suite 400, City of Wilmington, County of New Castle, Delaware 19808
Amryt Endo Inc. (formerly Chiasma, Inc.)	1209 Orange Street, Wilmington, New Castle County, Delaware 19801
Chiasma Securities Corp	155 Federal Street, Suite 700, Boston, MA 02110
Chiasma (Israel) Limited	5 Golda Meir Street, Nes Ziona 7403649 Israel
Aegerion International Limited	Clarendon House, 2 Church Street, Hamilton, HM11
Aegerion Pharmaceuticals Holdings, Inc.	2711 Centerville Road, Suite 400, City of Wilmington, County of New Castle, Delaware 19808
Aegerion Argentina S.R.L.	Avda. Camacua 421, Suite 102, Olivos, Vicente Lopez, 1636
Aegerion Pharmaceuticals (Canada) Limited	5300 Commerce Court West, 199 Bay Street, Toronto, ON M5L 1B9
Amryt Colombia S.A.S.	CR 12 89 33 P 5, Bogota DC, Bogota 110111
Amryt Brasil Comercio E Importacao De Medicamentos LTDA (formerly Aegerion Brasil Comercio E Importacao De Medicamentos LTDA)	Rua Joseefina, 200-Guarulhos City, Sao Paulo
Aegerion Pharmaceuticals Limited	Clarendon House, 2 Church Street, Hamilton, HM11
Aegerion Pharmaceuticals Limited	C/O Corporation Service Company (Uk) Limited, 5 Churchill Place, 10th Floor, London, United Kingdom, E14 5HU
Amryt Pharmaceuticals SAS	235, Avenue Le Jour se Leve, Boulogne-Billancourt, 92 100
Aegerion Pharmaceuticals Srl.	Viale Abruzzi n. 94, Milano, 20131
Amryt Pharma GmbH	Streiflingsweg 4, 75223 NiefernÖschelbronn, Germany.
Amryt Turkey İlaç Ticaret Limited Şirketi (formerly Aegerion İlaç Ticaret Limited Şirketi)	Orjin Maslak, Eski Buyukdere Caddesi No: 27 K:11, Maslak, Istanbul, 34485
Aegerion Pharmaceuticals SARL	Rue de Pontets 6, Lavigny, Switzerland 1175
Aegerion Pharmaceuticals B.V.	Atrium Building, 8th Floor, Strawinskylaan 3127, 8e verdieping, Amsterdam
Aegerion Pharmaceuticals Spain, S.L.	Calle Josep Coroleu, 83 2-2, Vilanova I la Geltru, Barcelona 08800